Convertible notes payable (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 05, 2020	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2019	Jan. 14, 2021	Dec. 31, 2020
Due from related party				$ 32,310		$ 30,407
Convertible debt				$ 123,750		$ 200,175
Convertible Promissory Note One [Member] | Third Party [Member] | On July 1, 2019 [Member]
Interest rate						8.00%
Maturity date				Jul. 05, 2020
Conversion price description				Each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares.
Beneficial conversion feature				$ 37,500
Convertible debt						$ 75,000
Convertible Promissory Note One [Member] | Third Party [Member] | Subsequent Event [Member]
Interest rate		12.00%	12.00%		12.00%
Due from related party		$ 81,000
Maturity date		May 28, 2021	Mar. 22, 2021
Convertible debt		$ 81,000	$ 30,000
Convertible Promissory Note Two [Member] | Third Party [Member] | Subsequent Event [Member]
Interest rate		12.00%	12.00%		12.00%
Due from related party		$ 81,000
Maturity date		Jul. 18, 2021	Mar. 22, 2021
Convertible debt		$ 81,000	$ 30,000
Convertible Promissory Note [Member] | Third Party [Member]
Interest rate	12.00%
Due from related party	$ 81,000
Maturity date	Apr. 18, 2021
Conversion price description	Each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares.
Beneficial conversion feature	$ 40,500
Two Convertible Promissory Note [Member] | Third Party [Member] | On June 22, 2020 [Member]
Interest rate						12.00%
Maturity date				Mar. 22, 2021
Conversion price description				Each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares.
Beneficial conversion feature				$ 15,000
Convertible debt						$ 60,000